Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	$ 2,681.2	$ 1,736.2
Gintech [Member] | Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment Owned, Percent of Common Stock	10.00%
Forward Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure	10.8
Liabilities, Fair Value Disclosure		6.6
Liabilities, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	$ 35.2